Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Land and housing inventory	$ 2,399,242	$ 2,250,256
Investments in unconsolidated entities	206,198	155,352
Commercial properties		15,363
Commercial assets held for sale	47,733
Receivables and other assets	341,090	331,244
Restricted cash	8,169	13,596
Cash and cash equivalents	319,735	49,826
Deferred income tax assets	21,594	10,552
Total assets	3,343,761	2,826,189
Liabilities and Equity
Notes payable	1,100,000	600,000
Bank indebtedness and other financings	348,853	459,329
Accounts payable and other liabilities	418,410	427,020
Total liabilities	1,867,263	1,486,349
Other interests in consolidated subsidiaries	36,641	32,445
Preferred Shares - 64,061 shares outstanding (December 31, 2012 - 65,286 shares outstanding)	1,600	1,630
Common Shares - 117,026,076 shares outstanding (December 31, 2012 - 116,279,534 shares outstanding)	332,511	324,704
Additional paid-in-capital	415,377	411,010
Retained earnings	625,482	483,450
Non-controlling interest	35,047	5,539
Accumulated other comprehensive income	29,840	81,062
Total equity	1,439,857	1,307,395
Total liabilities and equity	3,343,761	2,826,189
Commitments, contingent liabilities and other
Guarantees